Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table disaggregates our revenues by major geographical region for the three months ended March 31, 2023 and 2022:

	Three months ended March 31, 2023			Three months ended March 31, 2022
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$150	$43	$193	$264	$57	$321
North America	79	65	144	96	66	162
APAC	49	14	63	103	21	124
Other	35	3	38	47	5	52
Total Revenues	$313	$125	$438	$510	$149	$659

The following table disaggregates our revenues by major product line for the three months ended March 31, 2023 and 2022:

	Three months ended March 31, 2023			Three months ended March 31, 2022
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$313	$—	$313	$510	$—	$510
Color Pigments	—	62	62	—	80	80
Functional Additives	—	26	26	—	38	38
Timber Treatment	—	37	37	—	31	31
Total Revenues	$313	$125	$438	$510	$149	$659